Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares
2021 Incentive Plan
Share-based payments
Weighted average exercise price | £ / shares	£ 0.12	£ 1.44
Number of share options outstanding | Options	9,985,971	4,355,669
Expected weighted average remaining vesting period (years)	3 years 3 months 18 days	3 years 2 months 12 days
EMI Scheme
Share-based payments
Weighted average exercise price | £ / shares	£ 0.25	£ 0.19	£ 308.06
Number of share options outstanding | Options	11,702,317	21,011,084	19,670
Expected weighted average remaining vesting period (years)	1 year 9 months 10 days	2 years 1 month 20 days